Segmental Analyses (revised) - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 28,614	£ 1,305	£ 1,076
Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	769	770
Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(10)	30
Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	759	800	724
Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	27,855	505	352
Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	28,614	1,305	1,076
U.S. | Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	218	221
U.S. | Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	0	16
U.S. | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	218	237	203
U.S. | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	27,518	322	276
U.S. | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	27,736	559	479
AME | Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	333	363
AME | Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	3	10
AME | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	336	373	333
AME | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	44	116	56
AME | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	380	489	389
APMEA | Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	218	186
APMEA | Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(13)	4
APMEA | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	205	190	188
APMEA | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	293	67	20
APMEA | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 498	£ 257	£ 208